Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 4,864
Tier 1 capital	5,906
Total capital	3,925
Tier 1 leverage ratio	8,601
SLR	3,873
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	11,045
Tier 1 capital	9,130
Total capital	6,623
Tier 1 leverage ratio	5,424
SLR	$ 1,157